JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware U.S. Equity Fund
(Class A, B and C Shares)
(a series of JPMorgan Trust I)

Supplement dated December 5, 2008
to the Prospectus dated February 29, 2008, as supplemented

Footnote number two to the Annual Operating Expense table for the JPMorgan Tax Aware U.S. Equity Fund in the Prospectus is hereby deleted in its entirety and replaced with the following:

[2]	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.10%, 1.60% and 1.60% of the average daily net assets of the Class A, Class B and Class C Shares, respectively, through 2/28/09. In addition, the Fund’s service providers have elected, as of 12/1/08, to voluntarily waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05%, 1.55% and 1.55% of the average daily net assets of the Class A, Class B and Class C Shares, respectively, through 2/28/09.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TA-ABC-1208

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware U.S. Equity Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated December 5, 2008
to the Prospectus dated February 29, 2008, as supplemented

Footnote number two to the Annual Operating Expense table for the JPMorgan Tax Aware U.S. Equity Fund in the Prospectus is hereby deleted in its entirety and replaced with the following:

[2]	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.84% of the average daily net assets through 2/28/09. In addition, the Fund’s service providers have elected, as of 12/1/08, to voluntarily waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of the average daily net assets through 2/28/09.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TA-S-1208

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware U.S. Equity Fund
(Institutional Class Shares)
(a series of JPMorgan Trust I)

Supplement dated December 5, 2008
to the Prospectus dated February 29, 2008, as supplemented

Footnote number two to the Annual Operating Expense table for the JPMorgan Tax Aware U.S. Equity Fund in the Prospectus is hereby deleted in its entirety and replaced with the following:

[2]	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of the average daily net assets through 2/28/09. In addition, the Fund’s service providers have elected, as of 12/1/08, to voluntarily waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.55% of the average daily net assets through 2/28/09.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TA-I-1208